Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Summary of share capital

	December 31, 2018		December 31, 2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of NIS 0.1 par value each	300,000,000	140,252,374	300,000,000	139,885,534

Summary of issued and outstanding share capital
	Number of ordinary shares	NIS par value

Balance at January 1, 2018	139,885,534	13,988,553

Issuance of share capital	366,840	36,684

Balance at December 31, 2018	140,252,374	14,025,237